Derivative Instruments	9 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. The ineffective portion of cash flow hedges recognized in (gain)/loss on non-hedge derivatives in the income statement during the nine months ended September 30, 2011 was $nil million (2010: $nil million). As at September 30, 2011, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of $3 million as at September 30, 2011 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense until 2017.

A gain on non-hedge derivatives of $97 million was recorded in the nine months ended September 30, 2011 (2010: loss of $585 million). See note G “Non-hedge derivative (gain)/loss and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company historically utilized derivatives as part of its hedging of the risk. In order to provide financial exposure to the rising spot price of gold and the potential for enhanced cash-flow generation the Company completed its final tranche of the hedge buy-back program during 2010 and settled all forward gold and foreign exchange contracts that had been used by the Company in the past to manage those risks. At September 30, 2011, there were no net forward sales contracts, net call options sold and net put options sold.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at September 30, 2011, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at September 30, 2011 amounts to $182 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at September 30, 2011. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at September 30, 2011.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at September 30, 2011 and December 31, 2010, are as follows (assets (liabilities)):

	September 30, 2011		December 31, 2010

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,075	1,075	575	575
Restricted cash	60	60	43	43
Short-term debt	(45)	(45)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,688)	(1,824)	(1,730)	(2,059)
Long-term debt at fair value	(769)	(769)	(872)	(872)
Derivatives	(78)	(78)	(175)	(175)
Marketable equity securities - available for sale	90	90	124	124
Marketable debt securities - held to maturity	8	10	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	84	84	89	89

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

Fair value of the derivative assets/(liabilities) split by accounting designation

At September 30, 2011
(unaudited)
(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	-	-
Total derivatives		-	-

		At September 30, 2011
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(78)	(78)
Total derivatives		(78)	(78)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2010
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

		At December 31, 2010
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Non-hedge derivative (gain)/loss and movement on bonds recognized
		Nine months ended September 30,
		2011	2010
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of (gain)/loss in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	336
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	1,555
Forward sales agreements - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	11
Option contracts - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	(3)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	15
		-	1,914

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	150
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	(1,430)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	(13)
Option component of convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(98)	(40)
Warrants on shares	Non-hedge derivative (gain)/loss and movement on bonds	1	4
Fair value movement on mandatory convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(102)	52
		(199)	(1,277)

Non-hedge derivative (gain)/loss and movement on bonds		(199)	637

Other comprehensive income
Nine months ended September 30, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		-		-

Other comprehensive income

	Nine months ended September 30, 2010
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	52	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		52		-

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)
After tax totals	(22)	-	20	(2)